Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Total Compensation of Key Management Personnel

Total compensation	2022 $m	2021 $m	2020 $m
Short-term employment benefits	18.7	19.3	10.5
Contributions to defined contribution pension plans	0.5	0.5	0.3
Equity compensation benefits a	13.4	8.1	2.3
	32.6	27.9	13.1

a	As measured in accordance with IFRS 2 ‘Share-based Payment’.

Summary of Related Party Disclosures for Associates and Joint Ventures

	2022 $m	2021 $m	2020 $m
Fee revenue	9	3	1
Amounts receivable	10	11	11
Amounts payable	–	–	(4)